Other Expense, Net (Details) - Schedule of condensed consolidated statements of operations and comprehensive loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other expense, net:
Interest income	$ 2	$ 5
Change in fair value of derivative and warrant liability	(592)	(1,403)
Other expense, net	(467)	(328)
Total other expense, net	$ (1,057)	$ (1,726)